Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Repayment Profile and Individual Loan Details
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2021	December 31, 2020
	€m	€m
Current liabilities
Syndicated loans	8.5	7.8
Lease liabilities	22.6	16.7
Less deferred borrowing costs to be amortized within 1 year	(2.0)	(2.0)
Total due in less than one year	29.1	22.5
Non-current liabilities
Syndicated loans	1,347.4	1,287.5
2024 fixed rate senior secured notes	—	400.0
2028 fixed rate senior secured notes	800.0	—
Lease liabilities	58.3	53.7
Less deferred borrowing costs to be amortized in 2-5 years	(5.7)	(4.9)
Less deferred borrowing costs to be amortized in more than 5 years	(1.7)	—
Total due after more than one year	2,198.3	1,736.3
Total borrowings	2,227.4	1,758.8